DEBT AND CREDIT FACILITIES - New Term Loan (Details) - USD ($)			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 23, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Amount borrowed			$ 2,000,000,000.0	$ 167,400,000	$ 169,000,000.0
Unamortized deferred financing costs - term loans			40,600,000		39,600,000	$ 44,600,000
Unamortized original issue discount			$ 9,000,000.0		6,200,000	$ 3,400,000
Secured Debt | US Dollar Incremental Loan
Debt Instrument [Line Items]
Debt face amount		$ 150,000,000.0
Amount borrowed		144,500,000
Deferred financing costs		1,700,000
Unamortized deferred financing costs - term loans					1,500,000
Original issue discount		$ 3,800,000
Unamortized original issue discount					$ 3,300,000
Quarterly installment paid	$ 375,000
Debt Instrument, Basis Spread on Variable Rate		5.00%			6.00%
Secured Debt | US Dollar Incremental Loan | Maturity on September 6, 2024
Debt Instrument [Line Items]
Quarterly installment paid	$ 144,400,000
Secured Debt | US Dollar Incremental Loan | LIBOR
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.00%